Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

As of June 30, 2025 and December 31, 2025, accrued expenses and other liabilities consisted of the following:

	As of June 30, 2025	As of December 31, 2025
	RMB	RMB
VAT and other taxes payable	2,446,880	6,063,030
Accrued payroll and welfare	2,864,484	3,974,833
Due to insurance carriers	1,413,757	1,255,778
Deposits payable	1,125,778	7,579,387
Other payables to suppliers (1)	4,198,887	13,981,686
	12,049,786	32,854,714

(1)	Other payable mainly includes payable to suppliers for promotion service, daily operation and other service.